Net income per ordinary share	6 Months Ended
Jun. 30, 2015
Net income per ordinary share
5. Net income per ordinary share

Basic net income per ordinary share has been computed by dividing net income available to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted net income per ordinary share is computed by adjusting the weighted average number of ordinary shares outstanding during the period for all potentially dilutive ordinary shares outstanding during the period and adjusting net income for any changes in income or loss that would result from the conversion of such potential ordinary shares. There is no difference in net income used for basic and diluted net income per ordinary share.

The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2015	2014	2015	2014
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	60,244,982	61,934,923	60,263,021	61,855,783
Effect of dilutive share options outstanding	1,556,705	1,408,346	1,586,305	1,434,509
Weighted average number of ordinary shares for diluted net income per ordinary share	61,801,687	63,343,269	61,849,326	63,290,292